                                                            File No. 333-76352
                                                                     811-10619


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /
      Post-Effective Amendment No. 1                                      /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No. 1                                                     /X/



                           (Exact Name of Registrant)
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                               VARIABLE ACCOUNT N

                               (Name of Depositor)
                      National Security Life and Annuity



              (Address of Depositor's Principal Executive Offices)
                                100 Court Street
                            Binghamton, New York 13902
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                    Ronald L. Benedict, Assistant Secretary
                   National Security Life and Annuity Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ---     immediately upon filing pursuant to paragraph (b) of Rule 485


       X      on August 1, 2002 pursuant to paragraph (b) of Rule 485
      ---     60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
      ---

If appropriate, check the following box:
      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   VARIABLE ACCOUNT N

        NATIONAL SECURITY LIFE AND ANNUITY COMPANY


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                National Security Life and Annuity Company
                                    Variable Account N
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable


   18                               Custodian
                                    Experts


   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                             ADMINISTRATIVE OFFICE:

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (877) 446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($3,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Variable Account N ("VAN") and/or the Guaranteed Account. VAN is a separate account of National Security Life and Annuity Company ("National Security"). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Strong Variable Insurance Funds, Inc., UBS Series Trust and Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 7% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAN AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAN HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                                 AUGUST 1, 2002


FORM 9261

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
Financial Statements.....................     10
National Security Life and Annuity
  Company................................     10
Variable Account N.......................     10
The Funds................................     10
Mixed and Shared Funding.................     11
Voting Rights............................     11
Distribution of Variable Annuity
  Contracts..............................     11
Deductions and Expenses..................     12
  Surrender Charge.......................     12
  Contract Administration Charge.........     12
  Deduction for Administrative
     Expenses............................     12
  Deduction for Risk Undertakings........     12
  Transfer Fee...........................     13
  Deduction for State Premium Tax........     13
  Fund Expenses..........................     14
Description of Variable Annuity
  Contracts..............................     14
  Free Look..............................     14
Accumulation Period......................     14
  Purchase Payments......................     14
  Accumulation Units.....................     14
  Crediting Accumulation Units...........     14
  Allocation of Purchase Payments........     15
  Accumulation Unit Value and
     Accumulation Value..................     15
  Net Investment Factor..................     15
  Surrender and Withdrawal...............     15
  Transfers among Subaccounts............     16
  Electronic Access......................     16
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     17
  Portfolio Rebalancing..................     17
  Nursing Facility Confinement...........     17
  Death Benefit..........................     17
  Guaranteed Account.....................     19
  Optional Guaranteed Minimum Income
     Benefit ("GMIB")....................     19
  National Security Employee Discount....     20
Annuity Period...........................     20
  Annuity Payout Date....................     20
  Annuity Options........................     21
  Determination of Amount of the First
     Variable Annuity Payment............     21
  Annuity Units and Variable Payments....     22
  Transfers During Annuity Payout........     22
Other Contract Provisions................     22
  Assignment.............................     22
  Reports and Confirmations..............     23
  Substitution for Fund Shares...........     23
Contract Owner Inquiries.................     23
  Performance Data.......................     23
Federal Tax Status.......................     24
  Tax-Deferred Annuities.................     25
  Qualified Pension or Profit-Sharing
     Plans...............................     26
  Withholding on Distribution............     26
  Individual Retirement Annuities
     (IRA)...............................     26
IRA Disclosure Statement.................     27
  Free Look Period.......................     27
  Eligibility Requirements...............     27
  Contributions and Deductions...........     27
  IRA for Non-working Spouse.............     28
  Rollover Contribution..................     29
  Premature Distributions................     29
  Distribution at Retirement.............     29
  Inadequate Distributions -- 50% Tax....     30
  Death Benefits.........................     30
  Roth IRAs..............................     30
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     31
  Reporting to the IRS...................     31
Illustration of IRA Fixed
  Accumulations..........................     31
Glossary.................................     32
Statement of Additional Information
  Contents...............................     32


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                    INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                      Ohio National Investments, Inc.
Equity Portfolio                            (Legg Mason Funds Management, Inc.)
Bond Portfolio                              Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)   (Suffolk Capital Management, LLC)
S&P 500 Index Portfolio                     Ohio National Investments, Inc.
International Portfolio                     (Federated Global Investment Management Corp.)
International Small Company Portfolio       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio              (Jennison Associates LLC)
Discovery Portfolio (small cap)             (Founders Asset Management LLC)
Aggressive Growth Portfolio                 (Janus Capital Management LLC)
Growth & Income Portfolio                   (RS Investment Management Co. LLC)
Capital Growth Portfolio                    (RS Investment Management Co. LLC)
High Income Bond Portfolio                  (Federated Investment Counseling)
Equity Income Portfolio                     (Federated Investment Counseling)
Blue Chip Portfolio                         (Federated Investment Counseling)
Core Growth Portfolio                       (Pilgrim Baxter & Associates, Ltd.)

FORM 9261


Nasdaq-100 Index Portfolio                  Ohio National Investments, Inc.
Bristol Portfolio (large cap)               (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)     (Suffolk Capital Management, LLC)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund        Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund         Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund           Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                            Janus Capital Management LLC
International Growth Portfolio              Janus Capital Management LLC
Worldwide Growth Portfolio                  Janus Capital Management LLC
Balanced Portfolio                          Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio         Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio         J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                         Lazard Asset Management
Emerging Markets Portfolio                  Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE
  CLASS)
MFS Investors Growth Stock Series           Massachusetts Financial Services Company
MFS Mid Cap Growth Series                   Massachusetts Financial Services Company
MFS New Discovery Series                    Massachusetts Financial Services Company
MFS Total Return Series                     Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications Portfolio  Pilgrim Baxter & Associates, Ltd.
PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                       Pacific Investment Management Company LLC
Total Return Portfolio                      Pacific Investment Management Company LLC
Global Bond Portfolio                       Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a value and growth      Jennison Associates LLC
  fund)
Jennison 20/20 Focus Portfolio (a growth    Jennison Associates LLC
  stock fund)
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II               Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid           Strong Capital Management, Inc.
  cap/small cap fund)
UBS SERIES TRUST
Tactical Allocation Portfolio               UBS Global Asset Management
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value fund)  Fidelity Management & Research Company
VIP Mid Cap Portfolio                       Fidelity Management & Research Company
VIP Growth Portfolio                        Fidelity Management & Research Company


FORM 9261

                                   FEE TABLE

             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
             ----------------------------------                   -----        -------
Deferred Sales Load (this "surrender charge" is a percentage
  of value withdrawn; the                                          1st            7%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            7%
                                                                   3rd            7%
                                                              4th and later       0%

Exchange (transfer) Fee  $10 (currently no charge for the first 12 transfers each contract year)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)

VAN ANNUAL EXPENSES (as a percentage of average variable account value or death benefit amount)
Mortality and Expense Risk Fees***                              1.15%
Administrative Expenses                                         0.25%
                                                                ----
Total VAN Annual Expenses without optional added benefits       1.40%

Optional annual stepped-up death benefit                        0.05%
Optional guaranteed minimum death benefit (not available in
  New York)                                                     0.25%
Optional enhanced death benefit (not available in New York)     0.30%
Optional guaranteed minimum income benefit (percentage of
  guaranteed income base)                                       0.45%
                                                                ----
Total VAN Annual Expenses with all available optional
  benefits                                                      2.45%

*** The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

If you choose the optional annual stepped-up death benefit or the optional guaranteed minimum death benefit, the indicated charge is made annually on the contract anniversary. Those charges are based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional enhanced death benefit, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average account value. If you choose the optional guaranteed minimum income benefit, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit and Optional Guaranteed Minimum Income Benefit ("GMIB") for details.

FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                       0.30%        0.00%        0.12%       0.42%         0.04%         0.38%
  Equity                              0.80%        0.00%        0.13%       0.93%         0.00%         0.93%
  Bond                                0.62%        0.00%        0.13%       0.75%         0.00%         0.75%
  Omni                                0.58%        0.00%        0.18%       0.76%         0.00%         0.76%
  S&P 500 Index                       0.37%        0.00%        0.15%       0.52%         0.00%         0.52%
  International*                      0.88%        0.00%        0.37%       1.25%         0.05%         1.20%
  International Small Company         0.98%        0.00%        0.81%       1.79%         0.00%         1.79%

FORM 9261

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   --------   ----------   -----------   -------------
  Capital Appreciation                0.80%        0.00%        0.13%       0.93%         0.00%         0.93%
  Discovery                           0.79%        0.00%        0.17%       0.96%         0.00%         0.96%
  Aggressive Growth                   0.78%        0.00%        0.26%       1.04%         0.00%         1.04%
  Growth & Income                     0.85%        0.00%        0.15%       1.00%         0.00%         1.00%
  Capital Growth                      0.89%        0.00%        0.17%       1.06%         0.00%         1.06%
  High Income Bond                    0.75%        0.00%        0.40%       1.15%         0.00%         1.15%
  Equity Income                       0.75%        0.00%        0.28%       1.03%         0.00%         1.03%
  Blue Chip                           0.90%        0.00%        0.30%       1.20%         0.00%         1.20%
  Core Growth                         0.90%        0.00%        0.28%       1.18%         0.00%         1.18%
  Nasdaq-100 Index*                   0.75%        0.00%        0.30%       1.05%         0.30%         0.75%
  Bristol                             0.80%        0.00%        0.40%**     1.20%**       0.00%         1.20%**
  Bryton Growth                       0.85%        0.00%        0.45%**     1.30%**       0.00%         1.30%**
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and
     Income*                          0.75%        0.00%        0.42%       1.17%         0.17%         1.00%
  Goldman Sachs CORE U.S.
     Equity*                          0.70%        0.00%        0.12%       0.82%         0.01%         0.81%
  Goldman Sachs Capital Growth*       0.75%        0.00%        0.94%       1.69%         0.69%         1.00%
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                              0.65%        0.25%        0.01%       0.91%         0.00%         0.91%
  International Growth
  Worldwide Growth                    0.65%        0.25%        0.04%       0.94%         0.00%         0.94%
  Balanced                            0.65%        0.25%        0.01%       0.91%         0.00%         0.91%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*          0.70%        0.00%        9.92%      10.62%         9.62%         1.00%
  J.P. Morgan Small Company           0.60%        0.00%        0.55%       1.15%         0.00%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                          0.75%        0.25%        0.67%       1.67%         0.42%         1.25%
  Emerging Markets*                   1.00%        0.25%        2.96%       4.21%         2.61%         1.60%
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock          0.75%        0.25%        0.17%       1.17%         0.00%         1.17%
  MFS Mid Cap Growth*                 0.75%        0.25%        0.20%       1.20%         0.05%         1.15%
  MFS New Discovery*                  0.90%        0.25%        0.19%       1.34%         0.03%         1.31%
  MFS Total Return                    0.75%        0.25%        0.14%       1.14%         0.00%         1.14%
PBHG INSURANCE SERIES FUND,
  INC.:
  PBHG Technology &
     Communications                   0.85%        0.00%        0.20%       1.05%         0.00%         1.05%
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                         0.25%        0.15%        0.27%       0.67%         0.01%         0.66%
  Total Return                        0.25%        0.15%        0.26%       0.66%         0.01%         0.65%
  Global Bond                         0.25%        0.15%        0.78%       1.18%         0.28%         0.90%
THE PRUDENTIAL SERIES FUND,
  INC.:
  Jennison                            0.60%        0.25%        0.19%       1.04%         0.00%         1.04%
  Jennison 20/20 Focus                0.75%        0.25%        0.33%       1.33%         0.00%         1.33%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*           0.75%        0.00%        0.65%       1.40%         0.20%         1.20%
  Strong Opportunity II*              0.75%        0.00%        0.65%       1.40%         0.30%         1.10%
UBS SERIES TRUST:
  Tactical Allocation                 0.50%        0.25%        0.17%       0.92%         0.00%         0.92%


FORM 9261

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                          WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   --------   ----------   -----------   -------------
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                      0.58%        0.25%        0.11%       0.94%         0.00%         0.94%
  VIP Mid Cap                         0.58%        0.25%        0.11%       0.94%         0.00%         0.94%
  VIP Growth                          0.58%        0.25%        0.10%       0.93%         0.00%         0.93%

 * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.

** Estimated expenses.

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown and that you are younger than age 71 at issue, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return and purchase of all optional added benefits:

                                                              1 YEAR      3 YEARS
                                                              ------      -------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 87        $138
  Equity                                                         92         154
  Bond                                                           91         148
  Omni                                                           91         149
  S&P 500 Index                                                  88         141
  International*                                                 95         162
  International Small Company                                   101         179
  Capital Appreciation                                           92         154
  Discovery                                                      93         155
  Aggressive Growth                                              94         157
  Growth & Income                                                93         156
  Capital Growth                                                 94         158
  High Income Bond                                               95         160
  Equity Income                                                  94         157
  Blue Chip                                                      95         162
  Core Growth                                                    95         161
  Nasdaq-100 Index*                                              94         157
  Bristol**                                                      95         162
  Bryton Growth**                                                96         165
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                               93         156
  Goldman Sachs CORE U.S. Equity*                                91         150
  Goldman Sachs Capital Growth*                                  93         156
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                         92         153
  International Growth                                           93         155
  Worldwide Growth                                               93         154
  Balanced                                                       92         153
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                     93         156
  J.P. Morgan Small Company                                      95         160

FORM 9261

                                                              1 YEAR      3 YEARS
                                                              ------      -------
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   $ 96        $163
  Emerging Markets*                                              99         174
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                     95         161
  MFS Mid Cap Growth*                                            95         160
  MFS New Discovery*                                             96         165
  MFS Total Return                                               95         160
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                               94         157
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                    90         146
  Total Return                                                   90         145
  Global Bond                                                    92         153
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                                                       94         157
  Jennison 20/20 Focus                                           97         166
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                      95         162
  Strong Opportunity II*                                         94         159
UBS SERIES TRUST:
  Tactical Allocation                                            92         153
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 93         154
  VIP Mid Cap                                                    93         154
  VIP Growth                                                     92         154


EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                              1 YEAR      3 YEARS
                                                              ------      -------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 25        $ 76
  Equity                                                         30          91
  Bond                                                           28          86
  Omni                                                           28          86
  S&P 500 Index                                                  26          79
  International*                                                 32          99
  International Small Company                                    38         117
  Capital Appreciation                                           30          91
  Discovery                                                      30          92
  Aggressive Growth                                              31          95
  Growth & Income                                                30          93
  Capital Growth                                                 31          95
  High Income Bond                                               32          98
  Equity Income                                                  31          94
  Blue Chip                                                      32          99
  Core Growth                                                    32          99
  Nasdaq-100 Index*                                              31          95
  Bristol**                                                      32          99
  Bryton Growth**                                                33         102

FORM 9261

                                                              1 YEAR      3 YEARS
                                                              ------      -------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             $ 30        $ 93
  Goldman Sachs CORE U.S. Equity*                                28          88
  Goldman Sachs Capital Growth*                                  30          93
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                         29          91
  International Growth                                           30          92
  Worldwide Growth                                               30          92
  Balanced                                                       29          91
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                     30          93
  J.P. Morgan Small Company                                      32          98
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                     33         101
  Emerging Markets*                                              36         111
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                     32          98
  MFS Mid Cap Growth*                                            32          98
  MFS New Discovery*                                             33         103
  MFS Total Return                                               32          98
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                               31          95
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                    27          83
  Total Return                                                   27          83
  Global Bond                                                    29          90
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                                                       31          95
  Jennison 20/20 Focus                                           34         103
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                      32          99
  Strong Opportunity II*                                         31          96
UBS SERIES TRUST:
  Tactical Allocation                                            30          91
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 30          92
  VIP Mid Cap                                                    30          92
  VIP Growth                                                     30          91


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return and purchase of all optional added benefits:

                                                              1 YEAR    3 YEARS
                                                              ------    -------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 88      $140
  International                                                  96       163
  Nasdaq-100 Index                                               97       166

FORM 9261

                                                              1 YEAR    3 YEARS
                                                              ------    -------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              $ 95      $161
  Goldman Sachs CORE U.S. Equity                                 91       150
  Goldman Sachs Capital Growth                                  100       176
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                     185       404
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     100       176
  Emerging Markets                                              125       247
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                             95       162
  MFS New Discovery                                              97       166
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                    90       146
  Total Return                                                   90       146
  Global Bond                                                    95       161
STRONG VARIABLE INSURANCE FUNDS INC.:
  Strong Mid Cap Growth II                                       97       168
  Strong Opportunity II                                          97       168


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR      3 YEARS
                                                              ------      -------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 25        $ 77
  International                                                  33         101
  Nasdaq-100 Index                                               34         104
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                32          98
  Goldman Sachs CORE U.S. Equity                                 29          88
  Goldman Sachs Capital Growth                                   37         114
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                     122         340
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      37         113
  Emerging Markets                                               62         184
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                             32          99
  MFS New Discovery                                              34         103
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                    27          84
  Total Return                                                   27          83
  Global Bond                                                    32          99
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                       34         105
  Strong Opportunity II                                          34         105


FORM 9261

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                              FINANCIAL STATEMENTS


The complete financial statements of National Security, including the Report of Independent Auditors, is included in the Statement of Additional Information.


                               NATIONAL SECURITY

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation owned jointly by Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc., with each owning 50% of the voting securities of SMON Holdings, Inc. Security Mutual Life Insurance Company of New York is a New York domiciled mutual life insurance company. Ohio National Financial Services, Inc. is an Ohio domiciled holding company that owns or controls Ohio National Fund, Inc., Ohio National Investments, Inc., Ohio National Equities, Inc., The Ohio National Life Insurance Company, Ohio National Life Assurance Corporation and related entities. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

                               VARIABLE ACCOUNT N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

                                   THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

FORM 9261

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. FOR A FREE COPY OF THE FUND PROSPECTUSES, CALL 1-877-446-6020.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

                            MIXED AND SHARED FUNDING

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

                                 VOTING RIGHTS

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is under

FORM 9261
common control with us because Ohio National Financial Services, Inc. (a) is the sole owner of ONEQ's corporate parent and (b) owns 50% of our corporate parent. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.5% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.


                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) of the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         7%
     2nd         7%
     3rd         7%
4th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the

FORM 9261
annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

There is an additional charge if you choose the optional enhanced death benefit (not available in New York). That charge is a percent of your contract value:

                                                               CHARGE
                                                               ------
Enhanced death benefit at Issue ages through 70                 0.15%
Enhanced death benefit at Issue ages 71 through 75              0.30%
Enhanced death benefit "Plus" at Issue ages through 70          0.30%
Enhanced death benefit "Plus" at Issue ages 71 through 75       0.60%

There are also additional annual charges on each contract anniversary if you choose the optional annual stepped-up death benefit or the optional guaranteed minimum death benefit. Those charges are the following percentages of the optional death benefit amounts:

Annual stepped-up death benefit                                 0.05%
Guaranteed minimum death benefit (not available in New York)    0.25%

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

The District of Columbia is the only jurisdiction in which these contracts are offered that presently charges a premium tax for annuities. In those jurisdictions that charge a premium tax, it is normally not incurred until annuity payments begin. If you reside in a jurisdiction having a premium tax when you begin to receive annuity payments, we will deduct the amount of the tax from your contract value then. Currently the rates are:

             California               0.5%      (tax-qualified contracts)
             California               2.35%   (non-tax-qualified contracts)
        District of Columbia          2.35%          (all contracts)
              Kentucky                2.0%           (all contracts)
               Maine                  2.0%    (non-tax-qualified contracts)
               Nevada                 3.5%    (non-tax-qualified contracts)
            Puerto Rico               1.0%           (all contracts)

FORM 9261


            South Dakota              1.25%   (non-tax-qualified contracts)
           West Virginia              1.0%           (all contracts)
              Wyoming                 1.0%    (non-tax-qualified contracts)

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In New York, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in that state to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($3,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office.

FORM 9261

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAN and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAN at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn. For example, if you request a withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,075.27 (i.e., $1,075.27 x 7% = $75.27). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


FORM 9261

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning our administrative office between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

FORM 9261

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

NURSING FACILITY CONFINEMENT

We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more

FORM 9261
of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to your Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the optional annual stepped-up death benefit amount if you chose that option;
  or

- the guaranteed minimum death benefit if you chose that option (not available in New York); or

- the optional enhanced death benefit, plus the greatest of the other options you choose, if you chose that option (not available in New York).

Net purchase payments means your total purchase payments minus any amounts you have withdrawn from the contract.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. The stepped-up death benefit as of each contract anniversary will be the greater of (i) the contract value as of that anniversary or (ii) net purchase payments made on or before the anniversary. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.


In those states where permitted, you may choose a guaranteed minimum death benefit at the time the contract is issued. (This option is not available in New York.) With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) net purchase payments (up to two times net purchase payments) plus
(ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional annual charge for this option of 0.25% of the guaranteed minimum death benefit amount.


In those states where permitted, you may choose an optional enhanced death benefit at the time the contract is issued. (This option is not available in New York.) This benefit will never exceed $1,000,000. With that option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the enhanced death benefit "Plus."

For the regular enhanced death benefit option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the enhanced death benefit "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within the 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose an enhanced death benefit in addition to one of the other death benefit options.

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The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your highest total contract value as of any contract anniversary before the annuitant attains age 80. This is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

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If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. Since GMIB payments assume lower interest rates (2.5%) and better mortality (that is, longer life span) than the assumptions in our currently-offered annuity rates, the level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." If you plan to begin receiving GMIB payments after your required minimum distribution beginning date, please consult your tax advisor to determine if GMIB is appropriate for you.

NATIONAL SECURITY EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.


                                 ANNUITY PERIOD


ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

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Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We

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determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-

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qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

CONTRACT OWNER INQUIRIES

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-0237; telephone 1-877-446-6020 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index,

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Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the

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value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

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In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

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APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

National Security Life and Annuity Company
Variable Annuity Administration
P. O. Box 5378
Cincinnati, Ohio 45201-0237
Telephone: 1-877-446-6020 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age

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50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

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Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM 9261

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM 9261

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
       2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
       3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
       4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
       5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
       6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
       7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
       8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
       9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
      10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
      15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
      20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
      25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
      30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
      35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
      40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
      45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
      50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
      55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
      60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
      65                                        193,010.34      6,858.32       193,010.34      6,858.32
      70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM 9261

                                    GLOSSARY

Accumulation unit -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Annuitant -- A living person whose length of life determines the number of annuity payments to be made.

Annuity unit -- After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.

Subaccount -- A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation period -- A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) -- A separate account of National Security consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account's underlying Funds.

Withdraw -- To receive part of the contract's value without entirely redeeming the contract.


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Experts
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for VAN and National Security


FORM 9261

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               VARIABLE ACCOUNT N
                                       OF
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-877-446-6020


                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2002




This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated August 1, 2002. To get a free copy of the prospectus for VAN, write or call us at the above address.




                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Experts   . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements. . . . . . . . . . . . . . . . . . . .   6











                                "NScoreLite VA"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAN's assets.
The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAN at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAN's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAN has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

EXPERTS

The financial statements of National Security Life and Annuity Company
(formerly known as First ING Life Insurance Company of New York) as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, appearing herein, have been audited by Ernst & Young LLP, independent auditors as set forth in their report thereon, appearing elsewhere herein, and are included in reliance upon such report given on the authority of said firm as experts in accounting and auditing. Ernst & Young LLP is located at 600 Peachtree Street, Suite 2800, Atlanta, Georgia 30308.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc.

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.



TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T) exponent n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an assumed average contract value of $73,000. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2001 (assuming surrender of the contract then) are as follows:

                                                                                                                     Fund
                                                 One           Five         Ten         From Fund       Returns    Inception
                                                Year           Years        Years       Inception       in VAN*      Date
                                                ----           -----        -----       ---------       -------      ----
Ohio National Fund:
   Money Market                                 (4.56%)         3.73%        3.21%         5.42%          N/A     3/20/1980
   Equity                                      (16.70%)         3.61%        7.51%         8.34%          N/A     1/14/1971
   Bond                                         (0.08%)         4.37%        5.01%         6.42%          N/A     11/2/1982
   Omni                                        (21.27%)        (1.03%)       4.36%         6.72%          N/A     9/10/1984
   S&P 500 Index                               (21.53%)          N/A          N/A          9.48%          N/A      1/3/1997

                                                                                                                     Fund
                                                 One           Five         Ten         From Fund       Returns    Inception
                                                Year           Years        Years       Inception       in VAN*      Date
                                                ----           -----        -----       ---------       -------      ----
   International                               (37.54%)       (1.92%)         N/A          4.75%          N/A       4/30/1993
   International Small Co                      (37.26%)        2.09%          N/A          4.21%          N/A       3/31/1995
   Capital Appreciation                          1.18%        11.81%          N/A         12.68%          N/A        5/1/1994
   Discovery                                   (26.49%)       10.86%          N/A         15.71%          N/A        5/1/1994
   Aggressive Growth                           (39.76%)       (9.92%)         N/A         (4.35%)         N/A       3/31/1995
   Growth & Income                             (21.04%)         N/A           N/A         12.08%          N/A        1/3/1997
   Capital Growth                              (22.79%)         N/A           N/A         19.14%          N/A        5/1/1998
   High Income Bond                             (4.17%)         N/A           N/A         (1.74%)         N/A        5/1/1998
   Equity Income                               (20.05%)         N/A           N/A         (2.19%)         N/A        5/1/1998
   Blue Chip                                   (12.56%)         N/A           N/A         (0.06%)         N/A        5/1/1998
   Core Growth                                 (47.34%)         N/A           N/A          0.28%          N/A        1/3/1997
   Nasdaq-100 Index                            (40.59%)         N/A           N/A        (48.48%)         N/A        5/1/2000
Goldman Sachs Variable Insurance Trust:
   G.S. Growth & Income                        (17.60%)         N/A           N/A         (2.37%)         N/A        1/2/1998
   G.S. CORE U.S. Equity                       (20.17%)         N/A           N/A          1.89%          N/A        1/2/1998
   G.S. Capital Growth                         (22.65%)         N/A           N/A          2.08%          N/A        1/2/1998
Janus Aspen Series Service Shares:
   Growth                                      (32.94%)        7.24%          N/A          9.94%          N/A       9/13/1993
   International Growth                        (31.47%)        8.36%          N/A         12.06%          N/A        5/2/1994
   Worldwide Growth                            (30.69%)        9.24%          N/A         13.84%          N/A       9/13/1993
   Balanced                                    (13.23%)       12.51%          N/A         12.75%          N/A       9/13/1993
J.P. Morgan Series Trust II:
   Mid Cap Value                                  N/A           N/A           N/A          3.87%          N/A       9/28/2001
   Small Company                               (16.31%)        4.60%          N/A         10.19%          N/A        1/3/1995
Lazard Retirement Series:
   Small Cap                                     7.66%          N/A           N/A          7.66%          N/A       11/4/1997
   Emerging Markets                             (7.63%)         N/A           N/A         (7.63%)         N/A       11/4/1997
MFS Variable Insurance Trust:
   Investors Growth Stock                      (32.87%)         N/A           N/A        (26.96%)         N/A        5/1/2000
   Mid Cap Growth                              (25.77%)         N/A           N/A        (18.40%)         N/A        5/1/2000
   New Discovery                               (13.57%)         N/A           N/A        (12.77%)         N/A        5/1/2000
   Total Return                                 (8.36%)         N/A           N/A          2.58%          N/A        5/1/2000
PBHG Insurance Series Fund:
   Tech & Communication                        (59.98%)         N/A           N/A          3.79%          N/A        5/1/1997
PIMCO Variable Insurance Trust:
   Real Return                                   8.23%          N/A           N/A          9.03%          N/A       9/30/1999
   Total Return                                  8.32%          N/A           N/A          7.20%          N/A       5/28/1999
   Global Bond                                    N/A           N/A           N/A           N/A           N/A        1/2/2002
Prudential Series Fund:
   Jennison                                    (26.74%)        9.10%          N/A         11.07%          N/A       4/30/1995
   Jennison 20/20 Focus                          (9.68)         N/A           N/A         (0.16)          N/A        5/1/1999
Strong Variable Insurance Funds:
   Mid Cap Growth II                           (38.73%)       11.47%          N/A         11.47%          N/A      12/31/1996
   Opportunity II                              (12.04%)       12.94%          N/A         14.51%          N/A        5/8/1992
UBS Series Trust:
   Tactical Allocation                         (20.76%)         N/A           N/A          6.06%          N/A       9/29/1998
Variable Insurance Products Fund:
  VIP Contrafund                               (20.69%)        8.56%          N/A         14.20%          N/A       1/31/1995
  VIP Mid Cap                                  (11.86%)         N/A           N/A         20.76%          N/A      12/31/1998
  VIP Growth                                   (26.01%)        9.75%        11.49%        11.93%          N/A      10/31/1986


* The "Returns in VAN" are the standardized total returns from the time these Funds were first available in VAN.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                              FINANCIAL STATEMENTS
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
           (FORMERLY "FIRST ING LIFE INSURANCE COMPANY OF NEW YORK")

                               DECEMBER 31, 2001
                      WITH REPORT OF INDEPENDENT AUDITORS

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

                                    CONTENTS

Report of Independent Auditors..............................     1
Audited Financial Statements
Balance Sheets..............................................     2
Statements of Operations....................................     4
Statements of Stockholder's Equity..........................     5
Statements of Cash Flows....................................     6
Notes to Financial Statements...............................     7

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors and Stockholder
National Security Life and Annuity Company
(formerly known as First ING Life Insurance Company of New York)

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a subsidiary of SMON Holdings, Inc. as of January 4, 2002), formerly known as First ING Life Insurance Company of New York, (a wholly-owned subsidiary of Security Life of Denver Insurance Company) as of December 31, 2001 and 2000, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.
                                                           /s/ Ernst & Young LLP

March 15, 2002

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)

                                                                 DECEMBER 31
                                                              -----------------
                                                               2001      2000
                                                              -------   -------
ASSETS
Fixed maturity investments, at fair value (amortized cost:
  2001 -- $18,041; 2000 -- $21,042).........................  $18,447   $21,297
Cash and cash equivalents...................................    4,937      (131)
Accrued investment income...................................      331       373
Reinsurance recoverable:
  Paid benefits.............................................      234     1,310
  Unpaid benefits...........................................    8,479     9,569
Other assets................................................       58        --
Deferred income taxes.......................................       --         7
                                                              -------   -------
Total assets................................................  $32,486   $32,425
                                                              =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits:
       Life reserves........................................  $ 7,510   $ 8,047
       Unpaid claims........................................    1,443     1,987
                                                              -------   -------
  Total future policy benefits..............................    8,953    10,034
  Reinsurance payables......................................      340        --
  Accounts payable and accrued expenses.....................       25       111
  Amounts due to former affiliates..........................       93       220
  Current federal income taxes payable......................        5        84
  Deferred tax liability....................................      133        --
  Other liabilities.........................................       79         4
                                                              -------   -------
Total liabilities...........................................    9,628    10,453
Commitments and contingent liabilities
Stockholder's equity:
  Common stock, 2001 and 2000 - $250 par value; Authorized -
     10,000 shares
     Issued and outstanding - 10,000 shares.................    2,500     2,500
  Additional paid-in capital................................   21,930    21,930
  Retained earnings deficit.................................   (1,832)   (2,620)
  Accumulated other comprehensive income....................      260       162
                                                              -------   -------
Total stockholder's equity..................................   22,858    21,972
                                                              -------   -------
Total liabilities and stockholder's equity..................  $32,486   $32,425
                                                              =======   =======

                            See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                                  YEAR ENDED DECEMBER 31
                                                               ----------------------------
                                                                2001      2000       1999
                                                               -------   -------   --------
Revenues:
  Premiums and annuities....................................   $     -   $   271   $  1,196
  Reinsurance premiums assumed..............................     4,881     5,540      6,793
                                                               -------   -------   --------
                                                                 4,881     5,811      7,989
  Reinsurance ceded premiums................................    (4,881)   (5,694)    (7,370)
                                                               -------   -------   --------
                                                                     -       117        619
  Net investment income.....................................     1,275     1,362      1,353
  Net realized gains (losses) on investments................       552      (381)       (46)
  Miscellaneous expense.....................................       (17)      (29)        (5)
                                                               -------   -------   --------
Total revenues..............................................     1,810     1,069      1,921
Benefits and expenses:
  Benefits:
     Death benefits.........................................     6,900     5,844     10,820
     Other benefits.........................................        91      (864)       408
     Increase (decrease) in policy reserves and other
      funds.................................................         9         6        (36)
     Reinsurance recoveries.................................    (6,991)   (5,367)   (10,824)
                                                               -------   -------   --------
                                                                     9      (381)       368
  Expenses:
     Commissions............................................      (154)      (87)      (175)
     Insurance operating expenses...........................       520       904      1,090
                                                               -------   -------   --------
Total benefits and expenses.................................       375       436      1,283
                                                               -------   -------   --------
Income before income taxes..................................     1,435       633        638
Federal income tax expense..................................       647       221        239
                                                               -------   -------   --------
Net income..................................................   $   788   $   412   $    399
                                                               =======   =======   ========

                            See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                ACCUMULATED
                                                       ADDITIONAL   RETAINED       OTHER           TOTAL
                                              COMMON    PAID-IN     EARNINGS   COMPREHENSIVE   STOCKHOLDER'S
                                              STOCK     CAPITAL     DEFICIT    INCOME (LOSS)      EQUITY
                                              ------   ----------   --------   -------------   -------------
Balance at January 1, 1999.................   $2,500    $21,930     $(1,461)      $   309        $ 23,278
  Comprehensive income:
     Net income............................       -           -         399             -             399
     Change in net unrealized investment
       losses, net of income taxes of
       $(574)..............................       -           -           -        (1,066)         (1,066)
                                                                                                 --------
       Total comprehensive loss............       -           -           -             -            (667)
     Dividends.............................       -           -      (1,970)            -          (1,970)
                                              ------    -------     -------       -------        --------
Balance at December 31, 1999...............    2,500     21,930      (3,032)         (757)         20,641
  Comprehensive income:
     Net income............................       -           -         412             -             412
     Change in net unrealized investment
       gains, net of income taxes of
       $500................................       -           -           -           919             919
                                                                                                 --------
       Total comprehensive income..........       -           -           -             -           1,331
                                              ------    -------     -------       -------        --------
Balance at December 31, 2000...............    2,500     21,930      (2,620)          162          21,972
  Comprehensive income:
     Net income............................       -           -         788             -             788
     Change in net unrealized investment
       gains, net of income taxes of $53...       -           -           -            98              98
                                                                                                 --------
       Total comprehensive income..........       -           -           -             -             886
                                              ------    -------     -------       -------        --------
Balance at December 31, 2001...............   $2,500    $21,930     $(1,832)      $   260        $ 22,858
                                              ======    =======     =======       =======        ========

                            See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                 YEAR ENDED DECEMBER 31
                                                              ----------------------------
                                                                2001      2000      1999
                                                              --------   -------   -------
OPERATING ACTIVITIES
Net income..................................................  $    788   $   412   $   399
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
  Net realized (gain) loss on sale of investments...........      (552)      381        46
  Deferred federal income taxes.............................        87       140       237
  Amortization of fixed maturity investments................        47        44        47
  Changes in operating assets and liabilities:
     Future policy benefits.................................    (1,081)   (1,968)      217
     Accounts payable and accrued expenses..................       (86)   (2,050)    1,699
     Current federal income taxes payable...................       (79)       84         -
     Accrued investment income..............................        42       216      (206)
     Reinsurance recoverable/payables.......................     2,506     1,153       288
     Due and unpaid premiums................................         -        75        97
     Other, net.............................................         4         1        (4)
                                                              --------   -------   -------
Net cash and cash equivalents provided by (used in)
  operating activities......................................     1,676    (1,512)    2,820
INVESTING ACTIVITIES
Proceeds from sales, maturities, or repayments of fixed
  maturity investments......................................    18,267     7,842     5,840
Purchase of fixed maturity investments,
  available-for-sale........................................   (14,748)   (8,498)   (5,922)
                                                              --------   -------   -------
Net cash and cash equivalents provided by (used in)
  investing activities......................................     3,519      (656)      (82)
FINANCING ACTIVITIES
Increase (decrease) in indebtedness to related parties......      (127)        2       454
Dividend....................................................        --         -    (1,970)
                                                              --------   -------   -------
Net cash and cash equivalents (used in) provided by
  financing activities......................................      (127)        2    (1,516)
                                                              --------   -------   -------
Net increase (decrease) in cash and cash equivalents........     5,068    (2,166)    1,222
Cash and cash equivalents at beginning of year..............      (131)    2,035       813
                                                              --------   -------   -------
Cash and cash equivalents at end of year....................  $  4,937   $  (131)  $ 2,035
                                                              ========   =======   =======

                            See accompanying notes.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Security Life and Annuity Company (the "Company"), formerly known as First ING Life Insurance Company of New York, is domiciled in New York and is a subsidiary of SMON Holdings, Inc. as of January 4, 2002. SMON Holdings, Inc. is owned by Ohio National Financial Services, Inc. and Security Mutual Life Insurance Company of New York.

On May 3, 2001, Security Life of Denver Insurance Company (the former "Parent" of the Company), entered into a stock purchase agreement with Security Mutual Life Insurance Company of New York, Ohio National Financial Services, Inc., and SMON Holdings, Inc. to sell First ING Life Insurance Company of New York to SMON Holdings, Inc. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

The Company's principal business is to assume and retrocede life and accident and health reinsurance. The Company stopped issuing health and stop loss products in 1999 and there were no health and stop loss policies in force at the end of 2000. The Company is licensed to do business in 20 states and the District of Columbia.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments are presented on the following bases:

The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase.

Debt securities not classified as held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gain or loss, net of tax, reported in the accumulated other comprehensive income (loss) component of stockholder's equity.

The Company does not hold debt securities classified as held-to-maturity or trading.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest is included in net investment income as earned. For loan-

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current interest rate and economic environment. The retrospective interest method is used to value all such securities except for high-risk asset backed securities, which are valued using the prospective method.

Realized gains and losses, and declines in value judged to be other-than-temporary are recognized in net income. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due.

For accident and health policies, gross premiums are prorated over the contract term of the policies with the unearned premium included in the policy reserves.

FUTURE POLICY BENEFITS

The liabilities for traditional life and accident and health benefits and expenses are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3% to 6% at both December 31, 2001 and 2000.

UNPAID CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect temporary differences between financial reporting and tax bases of assets and liabilities using the enacted marginal tax rates and laws that are currently in effect.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CASH FLOW INFORMATION

For purposes of the statement of cash flows, cash and cash equivalents include cash on hand, demand deposits and short-term fixed maturity investments (maturity less than 90 days from date of purchase). No interest was paid in 2001, 2000 and 1999.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement 133, Accounting for Derivative Instruments and Hedging Activities and its amendments Statements 137, Accounting for Derivative Investments and Hedging Activities, deferral of the effective date of FASB Statement No. 133 and 138, Accounting for Derivative Instruments and Certain Hedging Activities issued in June 1999 and June 2000, respectively (collectively referred to as Statement 133). The statement requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

The Company adopted Statement 133 on January 1, 2001. The cumulative effect of this adoption had no significant effect on the Company's financial position or results of operations.

In June 2001, the FASB issued Statements 141, Business Combinations, and 142, Goodwill and Other Intangible Assets (collectively, the Statements). Statement 141, which supersedes APB Opinion No. 16, Business Combinations, eliminates the pooling-of-interests method of accounting for business combinations except for qualifying business combinations that were initiated prior to July 1, 2001. Statement 141 also changes the criteria to recognize intangible assets apart from goodwill. The requirements of Statement 141 are effective for all business combinations completed after June 30, 2001.

Statement 142, which supersedes APB Opinion No. 17, Intangible Assets, Goodwill and Indefinite Lived Intangible Assets are no longer amortized but are reviewed annually, or more frequently if impairment indicators arise, for impairment. The amortization provisions of Statement 142 apply to goodwill and intangible assets acquired after June 30, 2001. With respect to goodwill and intangible assets acquired prior to July 1, 2001, the amortization provisions of Statement 142 are effective upon adoption of Statement 142. Statement 142 is required to be adopted in fiscal years beginning after December 15, 2001.

As a result of the acquisition of the Company by SMON Holdings, Inc. on January 4, 2002, the Company will apply the accounting rules of the Statements 141 and 142 in its 2002 financial statements.

RECLASSIFICATIONS

Certain 2000 and 1999 amounts in the Company's financial statements have been reclassified to conform to the 2001 financial statement presentation.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENTS

The amortized cost and fair value of investments in fixed maturities are as follows at December 31, 2001 and 2000 (see Note 9 for method of determining fair value):

                                                                          GROSS        GROSS
                                                            AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                              COST        GAINS        LOSSES      VALUE
                                                            ---------   ----------   ----------   -------
                                                                           (IN THOUSANDS)
At December 31, 2001:
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies............   $ 3,874       $ 97        $  32      $ 3,939
  Corporate securities....................................     7,094        197           24        7,267
  Asset-backed securities.................................     7,073        189           21        7,241
                                                             -------       ----        -----      -------
Total fixed maturities....................................   $18,041       $483        $  77      $18,447
                                                             =======       ====        =====      =======
At December 31, 2000:
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies............   $ 7,240       $409        $   -      $ 7,649
  Corporate securities....................................     9,187        113          268        9,032
  Asset-backed securities.................................     4,615         39           38        4,616
                                                             -------       ----        -----      -------
Total fixed maturities....................................   $21,042       $561        $ 306      $21,297
                                                             =======       ====        =====      =======

The amortized cost and fair value of investments in fixed maturities at December 31, 2001, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED    FAIR
                                                                COST       VALUE
                                                              ---------   -------
                                                                (IN THOUSANDS)
Available-for-sale:
  Due in one year or less...................................   $    --    $    --
  DUE AFTER ONE YEAR THROUGH FIVE YEARS.....................     3,775      3,950
  DUE AFTER FIVE YEARS THROUGH TEN YEARS....................       977      1,081
  DUE AFTER TEN YEARS.......................................     6,216      6,175
                                                               -------    -------
                                                                10,968     11,206
  OTHER ASSET-BACKED SECURITIES.............................     7,073      7,241
                                                               -------    -------
TOTAL AVAILABLE-FOR-SALE....................................   $18,041    $18,447
                                                               =======    =======

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Changes in unrealized gains (losses) on investments in fixed maturities for the years ended December 31 are summarized as follows:

                                                              2001   2000    1999
                                                              ----   ----   -------
                                                                 (IN THOUSANDS)
Gross unrealized gains......................................  $483   $561   $     -
Gross unrealized losses.....................................    77    306     1,164
                                                              ----   ----   -------
Net unrealized gains (losses)...............................   406    255    (1,164)
Deferred income tax (expense) benefit.......................  (146)   (93)      407
                                                              ----   ----   -------
Net unrealized gains (losses) after taxes...................   260    162      (757)
Less: balance at beginning of year..........................   162   (757)      309
                                                              ----   ----   -------
Change in net unrealized gains (losses) on fixed
  maturities................................................  $ 98   $919   $(1,066)
                                                              ====   ====   =======

Major categories of investment income for the years ended December 31 are summarized as follows:

                                                               2001     2000     1999
                                                              ------   ------   ------
                                                                   (IN THOUSANDS)
Fixed maturities............................................  $1,307   $1,368   $1,380
Other investments...........................................      31       46       36
                                                              ------   ------   ------
                                                               1,338    1,414    1,416
Investment expenses.........................................     (63)     (52)     (63)
                                                              ------   ------   ------
Net investment income.......................................  $1,275   $1,362   $1,353
                                                              ======   ======   ======

Fixed maturity securities available-for-sale with fair values at the date of sale of $17,934,000, $6,299,000, and $3,534,000 were sold during 2001, 2000 and
1999, respectively. Gross gains of $595,000, $0, and $51,000 and gross losses of $43,000, $381,000, and $97,000 were realized on those sales during 2001, 2000 and 1999, respectively.

As part of its overall investment management strategy, the Company had not entered into any agreements to purchase or sell securities as of December 31, 2001 and 2000.

At December 31, 2001 and 2000, fixed maturities with an amortized cost of $1,786,000 and $1,800,000, respectively, were on deposit with various state insurance departments to meet regulatory requirements.

At December 31, 2001 the Company held fixed maturities in trust for the benefit of the policyholders of one of the reinsurers. The market value of these fixed maturities was $2,166,000.

The Company did not hold any less-than-investment-grade bonds at December 31, 2001 or December 31, 2000.

3. REINSURANCE

The Company is involved in both retroceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2001, the Company's retention limit for acceptance of risk on assumed life insurance policies had been set at various levels up to $150,000.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of its retrocessionaires.

At December 31, 2001 and 2000, $8,375,000 and $9,476,000, respectively, of the
Company's future policy benefits were retroceded to one reinsurer. The amounts represent 94% of the gross reserves at both December 31, 2001 and 2000, respectively. The ceded reserves are fully collateralized by a letter of credit.

4. INCOME TAXES

As of December 31, 2001, the Company joined in the filing of a consolidated federal income tax return with its former parent, ING America Insurance Holdings, Inc., and other former U.S. affiliates. Taxes are allocated by a written tax sharing agreement, which was revised effective January 1, 1996. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING America Insurance Holdings, Inc. for its respective share of the consolidated Federal income tax liability for each taxable year subject to the tax sharing agreement. Under the tax sharing agreement, each member will have the Federal income tax liability or receivable that the member would have had for the period had it filed a separate return.

The Company's tax accruals have been made consistent with the tax sharing agreement.

For financial reporting purposes, federal income tax expense consists of the following:


                                                               2001     2000     1999
                                                              ------   ------   ------
                                                               (DOLLARS IN THOUSANDS)
Current.....................................................   $560     $ 81     $  2
Deferred....................................................     87      140      237
                                                               ----     ----     ----
Federal income tax expense..................................   $647     $221     $239
                                                               ====     ====     ====


In 2001, the Company's effective income tax rate varies from the statutory federal income tax rate primarily as a result of a true-up of the tax provision with affiliated companies relating to prior years. In 2000 and 1999, the Company's effective income tax rate did not vary significantly from the statutory federal income tax rate.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                               2001    2000
                                                              ------   -----
                                                              (IN THOUSANDS)
Net operating loss carryforwards............................  $  --    $220
Deferred policy acquisition costs...........................     18      54
                                                              -----    ----
Gross deferred tax asset....................................     18     274
Net unrealized investment gains.............................   (142)    (89)
Other reserves..............................................     --    (100)
Other temporary differences.................................     (9)    (78)
                                                              -----    ----
Gross deferred tax liability................................   (151)   (267)
Net deferred tax (liability) asset..........................  $(133)   $  7
                                                              =====    ====

The Company utilized $627,000, and $697,000 of net operating loss carryforwards
(NOL) to reduce current taxable income in 2000 and 1999, respectively.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company had net federal income tax payments (receipts) of $639,000, $(2,911) and $(2,718) during 2001, 2000 and 1999, respectively.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 2001, the balance in this account for tax return purposes was approximately $188,500. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $66,000. The Company does not anticipate any such action or foresee any events that would result in such tax.

5. STATUTORY-BASIS ACCOUNTING PRACTICES

The Company prepares statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices (SAP) encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of New York has adopted in part, the provisions of the revised manual. The revised manual has changed, to some extent, prescribed SAP and has resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The Company adopted the revised Accounting Practices and Procedures Manual, as modified by the State of New York Insurance Department, on January 1, 2001. The cumulative effect of this adoption had no significant effect on the financial position or results of operations.

The Company is required to identify those significant accounting practices that are permitted and obtain written approval of the practice from the Insurance Department of its state of domicile. As of December 31, 2001 and 2000, the Company had no significant permitted accounting practices.

Stockholder's equity, determined in accordance with SAP, was $21,544,000 and $20,582,000 at December 31, 2001 and 2000, respectively. Net income determined in accordance with SAP was $504,000, $768,000 and $663,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2001, the Company exceeded all minimum RBC requirements.

In its state of domicile, the Company is required to maintain minimum statutory paid-in capital of $1,000,000 and paid-in surplus of at least 50% of the paid-in capital. The Company exceeded its minimum statutory capital and surplus requirements at December 31, 2001. Additionally, the amount of dividends which can be paid by the Company to its stockholder is subject to prior approval by the New York Department of Insurance based on its review of the Company's financial condition. In 2001, the Company did not pay any stockholder dividends.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is not currently a party to any pending or threatened lawsuits and is not aware of any material contingent liabilities.

7. FINANCING ARRANGEMENT

Prior to January 4, 2002, the Company had a line of credit of $10,000,000 to provide short-term liquidity. The amount of funds available under this line is reduced by borrowings of certain former affiliates also party to the agreement. Interest on all loans is based on the cost of funds incurred by the lender plus ..25%. The Company had no outstanding borrowings under this agreement at December 31, 2001 and 2000.

The Company is the beneficiary of two separate renewable letters of credit totaling $10,600,000. These letters of credit were established in accordance with the terms of certain reinsurance agreements. Both letters of credit were unused during 2001 and 2000.

8. RELATED PARTY TRANSACTIONS

The Company obtained administrative, investment and other operating services from its former parent. Amounts expensed for these services were $365,000, $365,000 and $375,000 during 2001, 2000 and 1999, respectively.

The Company also had an Investment Advisory Agreement with a former affiliate whereby it receives investment and portfolio management services for a fee. Total fees under the agreement were approximately $63,000, $47,000 and $50,000 for 2001, 2000 and 1999, respectively.

The Company has a reinsurance contract with its former parent to assume the reserves on a block of whole life insurance policies. The assumed reserves at December 31, 2001 and 2000 were $473,000 and $464,000, respectively.

The Company has a reinsurance contract with a former affiliate to assume the reserves on a block of whole life insurance policies. The assumed reserves at December 31, 2001 and 2000 were $445,000 and $456,000, respectively.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Accounting standards require the disclosure of fair values for certain financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and in many cases could not be realized in immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
         FORMERLY KNOWN AS FIRST ING LIFE INSURANCE COMPANY OF NEW YORK

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

          FIXED MATURITIES: The fair values for fixed maturities are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of collateralized mortgage obligations, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of fixed maturities was $18,447,000 and $21,297,000 at December 31, 2001 and 2000, respectively. The amortized cost of fixed maturities was $18,041,000 and $21,042,000 at December 31, 2001 and 2000, respectively.

          The carrying values of cash and cash equivalents, accrued investment income, reinsurance recoverables and all other financial instruments approximate their fair values.

                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

The Registrant has no financial statements because it will not commence business until on or after the effective date of this registration statement.

The following financial statements of the Depositor are included in Part B of this Registration Statement:

      Report of Independent Auditors dated March 15, 2002

      Balance Sheets, December 31, 2001 and 2000

      Statements of Operations for the Years Ended December 31, 2001, 2000 and 1999

      Statements of Stockholder's Equity for the Years Ended December 31, 2001, 2000 and 1999

      Statements of Cash Flows for the Years Ended December 31, 2001, 2000 and 1999

      Notes to Financial Statements

Consent of the following: Ernst & Young LLP

Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit
       (1) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.1, was filed as Exhibit (4) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

(5) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

(6)(a) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(6)(b) By-laws of the Depositor were filed as Exhibit (6)(b) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(8) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(9) Opinion and consent of legal counsel was filed as Exhibit (9) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal         Positions and Offices
Business Address           with Depositor

Thomas A. Barefield*       Vice President, Marketing

Carson E. Beadle**         Director

David L. Birchenough**     Director, Vice President and Treasurer

Bruce W. Boyea**           Director and Chairman

Michael A. Boedeker*       Chief Investment Officer

Christopher A. Carlson*    Chief Investment Officer

James A. Carrigg**         Director

George E. Castrucci*       Director

Raymond R. Clark*          Director

David W. Cook*             Chief Actuary

Ronald J. Dolan*           Director, Vice President and Chief Financial Officer

Daniel J. Fischer**        Director and President

Susan E. Mistretta**       Secretary and General Counsel

David B. O'Maley*          Director

John J. Palmer*            Director and Chief Executive Officer

Frederick L. Wortman**     Vice President, Marketing

* The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

** The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of SMON Holdings, Inc., a Delaware corporation. SMON Holdings, Inc. is jointly owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company. Each of Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc. owns 50% of the voting securities of SMON Holdings, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

ONE Fund, Inc.                                               Maryland      (more than) 10%
(registered investment company)

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.



ITEM 27. NUMBER OF CONTRACT OWNERS

As of the date of the filing of this registration statement, the Registrant had not commenced its variable annuity business and it had no contract owners.

ITEM 28. INDEMNIFICATION

Article X of the Depositor's Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor's By-laws, "Indemnification of Officers and Directors" provides further details regarding the indemnification of the Depositor's officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this
Item 28 by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received no commissions or other compensation, directly or indirectly, from the Registrant:

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         National Security Life and Annuity Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 17th day of July, 2002.


                                VARIABLE ACCOUNT N
                                    (Registrant)

                           By NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                     (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Chief Executive Officer


Attest:
/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 17th day of July, 2002.


                              NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Chief Executive Officer


Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                                       Date

s/  Carson E. Beadle                Director                                July 17, 2002
------------------------------
Carson E. Beadle

s/  David L. Birchenough            Director                                July 17, 2002
------------------------------
David L. Birchenough

s/  Bruce W. Boyea                  Director and Chairman                   July 17, 2002
-------------------------------
Bruce W. Boyea

s/  James A. Carrigg                Director                                July 17, 2002
--------------------------------
James A. Carrigg

s/  George E. Castrucci             Director                                July 17, 2002
---------------------------------
George E. Castrucci

s/   Raymond R. Clark               Director                                July 17, 2002
---------------------------------
Raymond R. Clark

s/  Ronald J. Dolan                 Director and Chief Financial Officer    July 17, 2002
----------------------------------
Ronald J. Dolan

s/   Daniel J. Fischer              Director and President                  July 17, 2002
----------------------------------
Daniel J. Fischer


s/  David B. O'Maley                Director                                 July 17, 2002
----------------------------------
David B. O'Maley

s/  John J. Palmer                  Director and Chief Executive Officer     July 17, 2002
----------------------------------
John J. Palmer

                         INDEX OF CONSENTS AND EXHIBITS


                                                                        Page Number in
Exhibit                                                                 Sequential
Number          Description                                             Numbering System
------          -----------                                             ----------------


                 Consent of Ernst & Young LLP



Consent of Ernst and Young LLP, Independent Auditors


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated March 15, 2002, with respect to the financial statements of National Security Life and Annuity Company (formerly known as First ING Life Insurance Company of New York), included in Post-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (Form N-4 No. 333-76352) and related Statement of Additional Information of National Security Life and Annuity Company Variable Account N (formerly known as National Security Life and Annuity Company Variable Account A).



Atlanta, Georgia
July 17, 2002